Cover Page	7 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	F-4
Entity Registrant Name	SEADRILL LIMITED
Entity Emerging Growth Company	false
Entity Central Index Key	0001737706
Amendment Flag	false